Cover	Oct. 12, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed to file a corrected Investor Presentation, which replaces the Investor Presentation filed as an exhibit to the Form 8-K filed on October 13, 2022.
Document Period End Date	Oct. 12, 2022
Entity File Number	000-1883984
Entity Registrant Name	Clean Earth Acquisitions Corp.
Entity Central Index Key	0001883984
Entity Tax Identification Number	87-1431377
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12600 Hill Country Blvd
Entity Address, Address Line Two	Building R
Entity Address, Address Line Three	Suite 275
Entity Address, City or Town	Bee Cave
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	800
Local Phone Number	508-1531
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value per share, one right and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, one right and one-half of one redeemable warrant
Trading Symbol	CLINU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock included as part of the units, par value $0.0001 per share
Trading Symbol	CLIN
Security Exchange Name	NASDAQ
Rights included as part of the units to acquire one-tenth (1/10) of one share of Class A common stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Rights included as part of the units to acquire one-tenth (1/10) of one share of Class A common stock
Trading Symbol	CLINR
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	CLINW
Security Exchange Name	NASDAQ